Finance Income and Charges - Schedule of Impact from Derivatives Among Interest Income/(Charge) (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Material income and expense [abstract]
Net interest income	£ 73	£ 91	£ 84
Net Interest charge	£ (394)	£ (467)	£ (451)